SEGMENT REPORTING - Schedule of non-current and non-financial assets (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
SEGMENT REPORTING
Total	$ 6,513.0	$ 6,581.5
Canada
SEGMENT REPORTING
Total	2,457.1	2,499.2
France
SEGMENT REPORTING
Total	1,534.1	1,524.3
The United States
SEGMENT REPORTING
Total	1,153.9	1,143.3
Other
SEGMENT REPORTING
Total	$ 1,367.9	$ 1,414.7